Net finance costs (Tables)	12 Months Ended
Sep. 30, 2022
Disclosure Of Net Finance Cost [Abstract]
Disclosure of detailed information about net finance cost [Table Text Block]
	Year ended	Year ended	Nine months ended
	September 30,	September 30,	September 30,
	2022	2021	2020
Interest expense from:
Unsecured loan	$321,313	$4,527	$-
Accretion cost - accrued royalties liability	159,451	64,537	-
Lease obligations	30,112	33,872	31,242
Related party loans	-	4,581	8,448
CEBA term loan	-	4,481	-
2019 convertible notes	-	-	44,899
Other	1,114	4,115	5,885
Total interest expense	511,990	116,113	90,474
Interest income	(5,988)	(4,848)	(2,454)
Gain on termination of lease obligations	-	-	(17,527)
Gain on government grant	-	(3,514)	(9,096)
Net finance costs	$506,002	$107,751	$61,397